CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net Loss	$ (8,276)	$ (5,473)		$ (187)
Adjustments to reconcile net loss to net cash provided by in operating activities:
Share-based compensation expenses	808	670		356
Depreciation and amortization	1,876	1,041		198
Accrued severance pay, net	63	(38)		$ (50)
Decrease in long term assets	61	131
Decrease (increase) in deferred tax assets, net	820	56		$ (205)
Decrease (increase) in trade receivables, net	2,015	(4,427)		$ 1,457
Increase (decrease) long term liabilities	(40)	155
Decrease (increase) in other accounts receivable and prepaid expenses	(184)	201		$ (111)
Increase (decrease) in trade payables	41	855		(325)
Increase (decrease) in deferred revenues	655	134		770
Increase (decrease) in accrued expenses and other accounts payable	1,121	1,810		(1,440)
Net cash provided by (used in) operating activities	(1,040)	(4,885)		463
Cash flows from investing activities:
Decrease (increase) in restricted deposits	48	180		(92)
Decrease (increase) in long term deposits	(23)	(74)		(49)
Purchase of property and equipment	(905)	(171)		$ (76)
Business acquired	(216)	(7,806)
Net cash used in investing activities	(1,096)	(7,871)		$ (217)
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options	$ 190	378		$ 729
Proceeds from Issuance of Ordinary shares, net of issuance expenses		$ 13,696
Increase in short term bank borrowings	$ 77
Payment of accrued issuance expenses				$ (4)
Net cash provided by financing activities	$ 267	$ 14,074		725
Effect of exchange rate on cash and cash equivalent balances	(113)	(135)		9
Increase (decrease) in cash and cash equivalents	(1,982)	1,183		980
Cash and cash equivalents at the beginning of the year	4,386	3,203		2,223
Cash and cash equivalents at the end of the year	2,404	4,386		3,203
Cash paid during the year for:
Taxes	14	67		143
Interest	$ 107	35		$ 29
Supplemental disclosure of Non- cash flow information:
Account payables with respect to business acquisition		(216)	[1]
Payment in shares for business acquisition		$ (9,766)	[1]

[1]	See Note 1d